Note 10 - Noncontrolling Interest - Clyra Medical	12 Months Ended
Dec. 31, 2025
Notes to Financial Statements
Noncontrolling Interest Disclosure [Text Block]

Note 10. Noncontrolling Interest – Clyra Medical

As discussed in Note 2 above, we consolidate the operations of our partially owned subsidiary Clyra Medical, of which we owned 48% of its outstanding shares as of December 31, 2025.

Debt Obligations of Clyra Medical

Secured Promissory Notes

During the year ended  December 31, 2024, Clyra issued promissory notes in the aggregate amount of $1,064,000, the funds of which were used to purchase and secured by equipment for at-scale production of its wound irrigation solution products. Of this total, $200,000 was issued to BioLargo and this eliminates during consolidation of intercompany transactions. The notes bear interest at the rate of 15% per annum, mature in two years, and require interest-only payments until maturity.

During 2025, Clyra issued secured promissory notes in the aggregate amount of $436,000, the funds of which were used to purchase equipment for at-scale manufacture of its products. The notes bear interest at the rate of 15% per annum, mature on  October 31, 2026, require interest-only payments until maturity, and  may be pre-paid at any time. Each investor received a warrant to purchase the number of Clyra common shares equal to the face amount of the note divided by six, at an exercise price of $6.00 per share, expiring  October 31, 2029.  Warrant to purchase 72,667 shares of Clyra common stock were issued. The fair value of the warrants totaled $99,000 and is recorded as a debt discount, which is amortized as interest expense over the term of the secured promissory note.  As of  December 31, 2025, and  December 31, 2024, the balance outstanding totaled $1,300,000 and $864,000.

Convertible Promissory Notes

During 2025, Clyra issued convertible promissory notes in the aggregate amount of $250,000. The notes bear interest at the rate of 15% per annum, mature two years after the issuance date, require interest-only payments until maturity, and  may be pre-paid at any time.  Each investor received a warrant to purchase the number of Clyra common shares equal to the face amount of the note divided by six, at an exercise price of $7.50 per share, expiring  August 1, 2027.  Warrants to purchase 41,667 shares of Clyra common stock were issued.  The fair value of these warrants issued totaled $52,000 and is recorded as a debt discount and will be amortized to interest expense over the term of the convertible promissory note.  During the year ending December 31, 2025, these notes were converted into 41,667 shares of Clyra common stock.

Guaranteed Note Offering

During 2025, Clyra issued guaranteed promissory notes in the aggregate amount of $575,000. The notes bear interest at the rate of 15% per annum, matures  July 15, 2027, and is guaranteed by the Company’s largest stockholder, BioLargo Inc. The notes  may be converted at $6.00 per share by the holder at any time, and by Clyra upon the occurrence of certain events which have been satisfied as of  May 15, 2025. Each investor received a warrant to purchase an aggregate of number of Clyra common shares equal to the face amount of the note divided by six, at an exercise price of $6.50 per share, expiring  July 15, 2028. Warrants to purchase 88,462 shares of Clyra common stock were issued. The fair value of these warrants issued totaled $80,000 and is recorded as a debt discount and will be amortized to interest expense over the term of the guaranteed promissory notes.  As of  December 31, 2025, the balance outstanding totals $575,000.

The Black-Scholes model is used to calculate the initial fair value of the warrants issued as part of the Clyra Medical debt obligations, we used a stock price on the date of grant of $6.00 per share, volatility ranging between 21 - 43%. Because Clyra is a private company with no secondary market for its common stock, the resulting fair value was discounted by 30%.

Line of Credit

On  June 30, 2020, Clyra Medical entered into a Revolving Line of Credit Agreement whereby Vernal Bay Capital Group, LLC (“Vernal”) committed to provide a $1,000,000 inventory line of credit. Since inception, Clyra Medical received $260,000 in draws and made repayments totaling $126,000. The interest rate on this line of credit is 15%. On  December 13, 2022, Clyra and Vernal amended the Revolving Line of Credit Agreement extending the maturity date of the line of credit indefinitely and modifying the payment terms such that amounts of principal due in each month are capped at a maximum of 15% of the principal amount then due under the note. The maturity date has not been further extended, and Clyra continues to provide monthly reporting and make interest payments to Vernal as required. As of  December 31, 2025 and 2024, the balance outstanding on this line of credit totaled $134,000.

Equity Transactions

As of December 31, 2025, Clyra had an aggregate 11,375,860 shares outstanding, of which 746,418 and 330,000 were Series A and Series B Preferred shares, respectively.  As of December 31, 2024, Clyra had an aggregate 10,544,527 shares outstanding, of which 746,418 were Series A Preferred shares. As of December 31, 2025 and 2024, BioLargo owned 5,470,921 shares, of which 165,765 were Series A Preferred shares.

Sales of Series A Preferred Stock

Shares of Series A Preferred Stock earn a dividend of 15% each year, compounding annually; the company is under no obligation to pay such dividends in cash, and such dividends automatically convert to common stock upon conversion of the Series A Preferred Stock to common stock. Each share of Series A Preferred stock can be converted by the holder at any time for one share of common stock, and automatically convert upon the completion of a public offering of shares in which at least $5,000,000 of gross proceeds is received by the company. Accrued dividends  may be converted to common stock at a conversion rate of $3.10 per share. Each investor also entered into an agreement with BioLargo whereby the investor  may exchange some or all of its Series A Preferred stock, plus accrued dividends, into shares of BioLargo common stock, at a price equal to a 20% discount of the volume weighted average price over the 30 prior trading days. Elections  may be made during the period beginning  January 1, 2025, and ending on  June 30, 2026.  There were no sales of Series A Preferred Stock during the years ended December 31, 2025 and 2024.

Sales of Series B Preferred Stock

In an offering that closed in  October 2025, Clyra sold 330,000 shares of its Series B Preferred Stock, and in exchange received $2,145,000 in gross and net proceeds. Purchasers of the Series B Preferred Stock also received warrants to purchase an aggregate 165,000 shares of common stock for $7.50 per share, expiring three years from the grant date. The fair value of the warrants issued totaled $94,000.

Sales of Common Stock

During the year ended December 31, 2025, Clyra sold 72,244 shares of its common stock, and issued 36,122 warrants to purchase shares of its common stock at $7.50 per share, expiring  February 28, 2027, from six accredited investors. In exchange, it received $445,000 in gross proceeds.  The relative fair value of these warrants totaled $45,000.

During the year ended  December 31, 2024, Clyra sold 373,875 shares of its common stock, from 29 accredited investors. In exchange, it received $2,005,000 in gross and net proceeds.  The fair value of these warrants issued total $163,000 and is limited to a relative fair value based upon the percentage of its fair value to the total fair value including the fair value of the Clyra stock.

BioLargo Conversion of Intercompany Balances

In  June 2024, BioLargo converted $741,000 owed to it by Clyra into 148,156 shares of Clyra common stock.

Common Stock issued for services

During 2025, Clyra issued 37,582 shares of its common stock to vendors for services performed in lieu of cash totaling $100,000 and issued a warrant to purchase 5,707 shares of its common stock at $6.00 per share, expiring 5 years from the grant date. The relative fair value of these warrants totaled $7,000.

During 2024, Clyra issued 11,331 shares of its common stock to vendors for services performed in lieu of cash totaling $29,000.

Warrant issued for accounts payable

During 2025, Clyra issued a warrant to purchase 13,847 shares of common stock to a vendor in exchange for services.  The warrant has an exercise price is $7.50, expires three years from the date of grant, and the fair value totaled $8,000.

Warrant Holder Unit Offering

During 2025, Clyra allowed existing warrant holders to purchase up to two times the number of warrants they held at their current exercise price and receive, in addition to the shares exercised, an additional warrant equal the number of shares purchased with an exercise price is $7.50 per share to expire  June 30, 2028. Clyra received $1,894,000 in gross and net proceeds and issued warrants to purchase 336,916 shares of its common stock from 26 accredited investors. The relative fair value of these warrants totaled $212,000.

Stock Options

		Weighted	Weighted
	Clyra	average	average
	Options	price per	remaining
	Outstanding	share	term
Balance, December 31, 2023	1,478,921	$0.31
Granted	497,942	$0.85
Balance, December 31, 2024	1,976,863	$1.12
Granted	1,036,829	$4.41
Balance, December 31, 2025	3,013,692	$2.17	7.3
Non-vested	(854,685)	$3.97
Vested Balance, December 31, 2025	2,159,007	$1.46	8.6

Clyra issues options to its employees and consultants in lieu of compensation owed on a regular basis. During the years ended December 31, 2025 and 2024, Clyra issued options to purchase 1,036,829 and 497,942 shares of its common stock, respectively. Each option vests per the terms of the issuance and has an expiration date 10 years from the date of grant. Of the 1,036,829 options granted during the year ended December 31, 2025, the exercise price of 965,930 shares are $4.50 per share, and 70,899 shares are exercisable at $3.10 per share. The fair value of the options issued in the year ended December 31, 2025 and 2024 totaled $1,760,000 and $528,000, respectively; we used the Black-Scholes model to calculate the initial fair value, assuming a stock price on date of grant of $4.50 and $3.10 per share, respectively. Because Clyra is a private company with no secondary market for its common stock, the resulting fair value was discounted by 30%. During the year ended December 31, 2025, we used a risk-free rate ranging between 3.48% - 4.45% and volatility of 21 - 49%, compared to the year-ended December 31, 2024, we used a risk-free rate ranging between 3.95% - 4.34%, a volatility of 43% - 49% and an expected life of 10 years.

As of December 31, 2025, there remains $1,490,000 of stock option expense to be expensed over the next three years.

Warrants

	Clyra Warrants Outstanding	Weighted average price per share	Weighted average remaining
Balance, December 31, 2023	749,911	$3.74
Granted	441,336	$6.70
Exercised	(8,065)	$3.72
Balance, December 31, 2024	1,183,182	$4.84
Granted	760,387	$7.15
Exercised	(241,073)	$6.55
Balance at December 31, 2025	1,702,496	$5.39	1.6

During 2024, Clyra issued warrants to purchase an aggregate 441,336 shares.  Included as part of entering in to the Clyra promissory notes, Clyra issued warrants to purchase an aggregate 177,333 shares at $6.00 per share that expire 5 years from the issue date. The fair value of these warrants totaled $160,000 and is recorded as a discount which will be amortized to interest expense over the term of the note.  As an incentive to enter into the leaseback, Clyra issued warrants for the purchase of 58,333 shares of Clyra common stock at $6.00 per share, expiring five years after grant date.  The fair value of these warrants totaled $106,000, recorded as a financing fee in the consolidated statements of operations. Clyra sold stock for cash in a unit offering and as part of the unit offering issued warrants to purchase 205,670 shares of its common stock at $7.50 per share, expiring  February 28, 2027, or  August 1, 2027.

Because Clyra is a private company with no secondary market for its common stock, the resulting fair value was discounted by 30%. For the year-ended December 31, 2025, we used a risk-free rate ranging between 3.48% - 4.45%, compared to the year-ended December 31, 2024, we used a risk-free rate ranging between 3.95% - 4.34%, a volatility of 21% - 49% and an expected lives of .5 - 5 years.

Sale and leaseback of equipment

On December 4, 2024, Clyra entered into an agreement whereby it sold and leased back certain equipment to be used in the manufacturing of its wound irrigation solution. Clyra received $350,000 cash and a secured promissory note in the principal amount of $82,000 which bears interest at 15%, requires interest be paid monthly, and the principal balance due on December 4, 2028. The obligations of the Note are secured by the equipment pursuant to a security agreement.  At the end of the lease term, Clyra has the option to purchase the equipment for $82,000. Concurrently, Clyra leased the equipment for a 49-month term.  The remaining lease payments total $450,000.

Year ending,	Total
December 31, 2026	$150
December 31, 2027	150
December 31, 2028	150
Total minimum lease payments	450
Less imputed interest	(90
Total financing lease liability	$360

Accounts Payable and Accrued Expenses

At December 31, 2025 and 2024, Clyra had the following accounts payable and accrued expenses (in thousands):

Category	2025	2024
Accounts payable	$634	$247
Accrued payroll	21	30
Accrued dividend	937	590
Total	$1,592	$867